Loss per share	12 Months Ended
Dec. 31, 2017
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Loss per share

19.	Loss per share

(a) Basic and Diluted Loss per Share

Basic loss per share is calculated by dividing the loss attributable to equity holders of the Company by the weighted average numbers of shares outstanding during the year.

	2017 Restated	2016 Restated	2015 Restated
	(Euros in thousands, except per share data)
Loss attributable to equity holders of the Company	(64,685)	(47,429)	(23,256)
Weighted average number of shares	19,196,440	13,236,649	5,871,237

Basic (and diluted) loss per share (€ per share)	(3.37)	(3.58)	(3.96)

(b) Diluted Loss per Share

For the periods included in these financial statements, the share options are not included in the diluted loss per share calculation as the Company was loss-making in all these periods. Due to the anti-dilutive nature of the outstanding options, basic and diluted loss per share is equal.

(c) Dividends per Share

The Company did not declare dividends for any of the years presented in these financial statements.